SCHEDULE III, REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2014
SCHEDULE III, REAL ESTATE AND ACCUMULATED DEPRECIATION
SCHEDULE III, REAL ESTATE AND ACCUMULATED DEPRECIATION
NEW SENIOR INVESTMENT GROUP INC. AND SUBSIDIARIES
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
December 31, 2014
(dollars in thousands)

		Location			Initial Cost to the Company				Gross Amount Carried at Close of Period
Property Name	Type (A)	City	State	Encumbrances	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Total (B)	Accumulated Depreciation	Net Book Value	Year Constructed / Renovated	Year Acquired	Life on Which Depreciation in Income Statement is Computed
Managed Properties
Desert Flower	AL/MC	Scottsdale	AZ	16,120	2,295	16,901	101	362	2,295	17,147	217	19,659	(1,215)	18,444	1999/2005	2012	3-40 years
Sun Oak	AL/MC	Citrus Heights	CA	3,363	821	3,145	59	68	821	3,184	88	4,093	(255)	3,838	1997/2011	2012	3-40 years
Orchard Park	AL/MC	Clovis	CA	15,086	1,126	16,889	45	241	1,126	17,035	140	18,301	(1,157)	17,144	1998/2007	2012	3-40 years
Sunshine Villa	AL/MC	Santa Cruz	CA	19,533	2,243	21,082	58	349	2,243	21,264	225	23,732	(1,488)	22,244	1990/NA	2012	3-40 years
Bradenton Oaks	AL/MC	Bradenton	FL	10,049	1,161	9,207	748	461	1,161	9,272	1,144	11,577	(612)	10,965	1973/1988	2013	3-40 years
Summerfield	AL/MC	Bradenton	FL	15,346	1,367	14,361	1,247	410	1,367	14,444	1,574	17,385	(962)	16,423	1988/NA	2013	3-40 years
The Grande	AL/MC	Brooksville	FL	9,816	1,754	8,537	568	332	1,754	8,681	756	11,191	(533)	10,658	1960/2012	2013	3-40 years
Spring Oaks	AL/MC	Brooksville	FL	5,620	700	5,078	439	176	700	5,116	577	6,393	(365)	6,028	1988/NA	2013	3-40 years
Barkley Place	AL/MC	Fort Myers	FL	10,688	1,929	9,159	1,040	301	1,929	9,320	1,180	12,429	(420)	12,009	1988/NA	2013	3-40 years
Emerald Park	AL/MC	Hollywood	FL	5,037	897	4,165	509	492	897	4,329	837	6,063	(379)	5,684	1998/NA	2013	3-40 years
The Plaza at Pembroke	AL/MC	Hollywood	FL	5,382	924	4,630	399	226	924	4,677	578	6,179	(329)	5,850	1988/2012	2013	3-40 years
Balmoral	AL/MC	Lake Placid	FL	5,930	1,173	4,548	838	174	1,173	4,570	990	6,733	(457)	6,276	2007/NA	2013	3-40 years
Lake Morton Plaza	AL/MC	Lakeland	FL	8,930	1,098	14,707	918	225	1,098	14,784	1,066	16,948	(833)	16,115	1984/NA	2013	3-40 years
Bayside Terrace	AL/MC	Pinellas Park	FL	10,610	1,407	9,481	849	346	1,407	9,588	1,088	12,083	(652)	11,431	1986/2007	2013	3-40 years
Village Place	AL/MC	Port Charlotte	FL	9,263	1,064	8,503	680	252	1,064	8,543	892	10,499	(560)	9,939	1998/NA	2013	3-40 years
Royal Palm	AL/MC	Port Charlotte	FL	14,250	2,019	13,697	1,371	731	2,019	14,225	1,574	17,818	(917)	16,901	1985/NA	2013	3-40 years
Renaissance	AL/MC	Sanford	FL	5,457	1,390	8,900	630	218	1,390	8,976	772	11,138	(557)	10,581	1984/NA	2013	3-40 years
Forest Oaks	AL/MC	Spring Hill	FL	7,315	786	5,614	530	101	786	5,631	614	7,031	(398)	6,633	1988/2006	2013	3-40 years
Sunset Lake Village	AL/MC	Venice	FL	13,710	1,073	13,254	838	170	1,073	13,288	974	15,335	(774)	14,561	1998/NA	2013	3-40 years
Spring Haven	AL/MC	Winter Haven	FL	18,882	3,446	21,524	1,477	489	3,446	21,674	1,816	26,936	(1,293)	25,643	1984/NA	2013	3-40 years
Willow Park	AL/MC	Boise	ID	12,583	1,456	13,548	58	173	1,456	13,665	114	15,235	(977)	14,258	1997/2011	2012	3-40 years
Grandview	AL/MC	Peoria	IL	—	1,640	12,289	280	—	1,640	12,289	280	14,209	(33)	14,176	2014	2014	3-40 years
Ashford Court	IL	Westland	MI	8,858	1,500	9,000	450	191	1,500	9,128	513	11,141	(331)	10,810	1988/1992/1997	2014	3-40 years
The Gardens	AL/MC	Ocean Springs	MS	—	850	7,034	460	130	850	7,075	549	8,474	(83)	8,391	1999 / 2004 / 2013	2014	3-40 years
Courtyards at Berne Village	AL/MC	New Bern	NC	14,191	1,657	12,892	1,148	261	1,657	12,957	1,344	15,958	(871)	15,087	1985/2004	2013	3-40 years
Kirkwood Corners	AL/MC	Lee	NH	2,191	577	1,847	124	129	577	1,901	199	2,677	(59)	2,618	1996	2014	3-40 years

		Location			Initial Cost to the Company				Gross Amount Carried at Close of Period
Property Name	Type (A)	City	State	Encumbrances	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Total (B)	Accumulated Depreciation	Net Book Value	Year Constructed / Renovated	Year Acquired	Life on Which Depreciation in Income Statement is Computed
Pines of New Market	AL/MC	Newmarket	NH	5,040	628	4,879	353	122	628	4,971	383	5,982	(134)	5,848	1999	2014	3-40 years
Pine Rock Manor	AL/MC	Warner	NH	8,375	780	8,580	378	165	780	8,665	458	9,903	(217)	9,686	1.994	2014	3-40 years
Manor at Woodside	IL	Poughkeepsie	NY	14,100	—	12,130	670	485	—	12,539	746	13,285	(734)	12,551	2001/NA	2013	3-40 years
Lamplight	AL/MC	Dayton	OH	8,136	1,056	7,755	750	182	1,056	7,819	868	9,743	(375)	9,368	1994/NA	2014	3-40 years
Regent Court	AL/MC	Corvallis	OR	5,034	1,044	4,974	8	133	1,044	5,049	66	6,159	(365)	5,794	1999/NA	2012	3-40 years
Sheldon Park	AL/MC	Eugene	OR	18,113	929	20,662	91	188	929	20,816	125	21,870	(1,446)	20,424	1998/NA	2012	3-40 years
Glen Riddle	AL/MC	Media	PA	16,875	1,931	16,169	870	267	1,931	16,316	990	19,237	(866)	18,371	1995/NA	2013	3-40 years
Schenley Gardens	AL/MC	Pittsburgh	PA	8,250	3,227	11,521	410	447	3,227	11,768	610	15,605	(585)	15,020	1996/NA	2013	3-40 years
Raintree	AL/MC	Knoxville	TN	7,637	643	8,642	490	106	643	8,673	565	9,881	(101)	9,780	2.012	2014	3-40 years
Powell	AL/MC	Powell	TN	5,901	761	6,482	310	60	761	6,489	363	7,613	(62)	7,551	2.013	2014	3-40 years
Windsor	AL/MC	Dallas	TX	33,750	5,580	31,306	1,250	151	5,580	31,404	1,303	38,287	(355)	37,932	1972/2009	2014	3-40 years
Courtyards	AL/MC	Fort Worth	TX	16,101	2,140	16,671	672	396	2,140	16,927	812	19,879	(1,535)	18,344	1986/NA	2012	3-40 years
Heritage Place	AL/MC	Bountiful	UT	8,806	570	9,558	50	887	570	10,030	465	11,065	(708)	10,357	1978/2000	2012	3-40 years
Canyon Creek	AL/MC	Cottonwood Heights	UT	14,915	1,488	16,308	58	301	1,488	16,454	213	18,155	(1,159)	16,996	2001/NA	2012	3-40 years
Chateau Brickyard	IL	Salt Lake City	UT	3,471	700	3,297	15	618	700	3,691	239	4,630	(279)	4,351	1984/2007	2012	3-40 years
Golden Living	AL/MC	Taylorsville	UT	3,699	1,111	3,126	39	441	1,111	3,354	252	4,717	(313)	4,404	1976/1994	2012	3-40 years
Heritage Oaks	IL	Richmond	VA	8,775	1,630	9,570	705	329	1,630	9,759	845	12,234	(523)	11,711	1987/NA	2013	3-40 years
Managed Properties Total				435,188	60,571	461,622	22,983	12,286	60,571	467,487	29,404	557,462	(26,267)	531,195

Triple Net Lease
Vista de la Montana	IL	Surprise	AZ	9,667	1,131	11,077	635	—	1,131	11,077	635	12,843	(425)	12,418	1998/NA	2013	3-40 years
The Westmont	IL	Santa Clara	CA	14,152	—	18,049	754	—	—	18,049	754	18,803	(643)	18,160	1991/NA	2013	3-40 years
Simi Hills	IL	Simi Valley	CA	19,673	3,209	21,999	730	—	3,209	21,999	730	25,938	(725)	25,213	2006/NA	2013	3-40 years
Parkwood Estates	IL	Fort Collins	CO	14,653	638	18,055	627	—	638	18,055	627	19,320	(598)	18,722	1987/NA	2013	3-40 years
Greeley Place	IL	Greeley	CO	11,143	237	13,859	596	—	237	13,859	596	14,692	(482)	14,210	1986/NA	2013	3-40 years
Courtyard at Lakewood	IL	Lakewood	CO	12,041	1,327	14,198	350	—	1,327	14,198	350	15,875	(453)	15,422	1992/NA	2013	3-40 years
Pueblo Regent	IL	Pueblo	CO	11,006	446	13,800	377	—	446	13,800	377	14,623	(433)	14,190	1985/NA	2013	3-40 years
Village Gate	IL	Farmington	CT	20,407	3,591	23,254	268	—	3,591	23,254	268	27,113	(652)	26,461	1989/NA	2013	3-40 years

		Location			Initial Cost to the Company				Gross Amount Carried at Close of Period
Property Name	Type (A)	City	State	Encumbrances	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Total (B)	Accumulated Depreciation	Net Book Value	Year Constructed / Renovated	Year Acquired	Life on Which Depreciation in Income Statement is Computed
Lodge at Cold Spring	IL	Rocky Hill	CT	19,879	—	25,807	605	—	—	25,807	605	26,412	(796)	25,616	1998/NA	2013	3-40 years
Regency Residence	IL	Port Richey	FL	12,105	1,100	14,088	771	—	1,100	14,088	771	15,959	(522)	15,437	1987/NA	2013	3-40 years
Desoto Beach Club	IL	Sarasota	FL	19,175	668	23,944	669	—	668	23,944	669	25,281	(765)	24,516	2005/NA	2013	3-40 years
Cherry Laurel	IL	Tallahassee	FL	16,857	1,100	20,457	669	—	1,100	20,457	669	22,226	(679)	21,547	2001/NA	2013	3-40 years
Palmer Hills	IL	Bettendorf	IA	9,658	1,488	10,878	466	—	1,488	10,878	466	12,832	(378)	12,454	1990/NA	2013	3-40 years
Illahee Hills	IL	Urbandale	IA	9,898	694	11,980	476	—	694	11,980	476	13,150	(415)	12,735	1995/NA	2013	3-40 years
Blair House	IL	Normal	IL	11,721	329	14,498	627	—	329	14,498	627	15,454	(512)	14,942	1989/NA	2013	3-40 years
Thornton Place	IL	Topeka	KS	11,649	327	14,415	734	—	327	14,415	734	15,476	(530)	14,946	1998/NA	2013	3-40 years
Grasslands Estates	IL	Wichita	KS	14,559	504	17,888	802	—	504	17,888	802	19,194	(635)	18,559	2001/NA	2013	3-40 years
Jackson Oaks	IL	Paducah	KY	15,417	267	19,195	864	—	267	19,195	864	20,326	(681)	19,645	2004/NA	2013	3-40 years
Summerfield Estates	IL	Shreveport	LA	4,765	524	5,584	175	—	524	5,584	175	6,283	(180)	6,103	1988/NA	2013	3-40 years
Blue Water Lodge	IL	Fort Gratiot	MI	12,840	62	16,034	833	—	62	16,034	833	16,929	(599)	16,330	2001/NA	2013	3-40 years
Briarcrest Estates	IL	Ballwin	MO	13,872	1,255	16,509	525	—	1,255	16,509	525	18,289	(539)	17,750	1990/NA	2013	3-40 years
Country Squire	IL	St Joseph	MO	13,534	864	16,353	627	—	864	16,353	627	17,844	(561)	17,283	1990/NA	2013	3-40 years
Orchid Terrace	IL	St Louis	MO	21,473	1,061	26,636	833	—	1,061	26,636	833	28,530	(864)	27,666	2006/NA	2013	3-40 years
Chateau Ridgeland	IL	Ridgeland	MS	6,658	967	7,277	535	—	967	7,277	535	8,779	(307)	8,472	1986/NA	2013	3-40 years
Grizzly Peak	IL	Missoula	MT	13,208	309	16,447	658	—	309	16,447	658	17,414	(563)	16,851	1997/NA	2013	3-40 years
Jordan Oaks	IL	Cary	NC	17,856	2,103	20,847	774	—	2,103	20,847	774	23,724	(706)	23,018	2003/NA	2013	3-40 years
Durham Regent	IL	Durham	NC	19,430	1,061	24,149	605	—	1,061	24,149	605	25,815	(753)	25,062	1989/NA	2013	3-40 years
Sky Peaks	IL	Reno	NV	16,152	1,061	19,793	605	—	1,061	19,793	605	21,459	(652)	20,807	2002/NA	2013	3-40 years
Maple Downs	IL	Fayetteville	NY	20,559	782	25,656	668	—	782	25,656	668	27,106	(804)	26,302	2003/NA	2013	3-40 years
Fleming Point	IL	Greece	NY	16,695	699	20,644	668	—	699	20,644	668	22,011	(676)	21,335	2004/NA	2013	3-40 years
The Regent	IL	Corvallis	OR	6,818	1,111	7,720	228	—	1,111	7,720	228	9,059	(245)	8,814	1983/NA	2013	3-40 years
Stoneybrook Lodge	IL	Corvallis	OR	15,552	1,543	18,119	843	—	1,543	18,119	843	20,505	(650)	19,855	1999/NA	2013	3-40 years
Sheldon Oaks	IL	Eugene	OR	14,776	1,577	17,380	675	—	1,577	17,380	675	19,632	(598)	19,034	1995/NA	2013	3-40 years
Rock Creek	IL	Hillsboro	OR	10,452	1,617	11,783	486	—	1,617	11,783	486	13,886	(407)	13,479	1996/NA	2013	3-40 years
Hidden Lakes	IL	Salem	OR	14,241	1,389	16,639	893	—	1,389	16,639	893	18,921	(618)	18,303	1990/NA	2013	3-40 years
Fountains at Hidden Lakes	IL	Salem	OR	5,622	903	6,568	—	—	903	6,568	—	7,471	(187)	7,284	1990/NA	2013	3-40 years
Walnut Woods	IL	Boyertown	PA	14,196	308	18,058	496	—	308	18,058	496	18,862	(567)	18,295	1997/NA	2013	3-40 years
Manor at Oakridge	IL	Harrisburg	PA	19,670	992	24,379	764	—	992	24,379	764	26,135	(788)	25,347	2000/NA	2013	3-40 years
Essex House	IL	Lemoyne	PA	20,622	936	25,585	669	—	936	25,585	669	27,190	(800)	26,390	2002/NA	2013	3-40 years
Uffelman Estates	IL	Clarksville	TN	8,614	625	10,521	298	—	625	10,521	298	11,444	(335)	11,109	1993/NA	2013	3-40 years

		Location			Initial Cost to the Company				Gross Amount Carried at Close of Period
Property Name	Type (A)	City	State	Encumbrances	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Costs Capitalized Subsequent to Acquisition	Land	Buildings and Improvements	Furniture, Fixtures and Equipment	Total (B)	Accumulated Depreciation	Net Book Value	Year Constructed / Renovated	Year Acquired	Life on Which Depreciation in Income Statement is Computed
Arlington Plaza	IL	Arlington	TX	7,987	319	9,821	391	—	319	9,821	391	10,531	(342)	10,189	1987/NA	2013	3-40 years
Parkwood Healthcare	CCRC	Bedford	TX	15,159	2,746	15,463	755	—	2,746	15,463	755	18,964	(278)	18,686	1986/2008	2014	3-40 years
Parkwood Retirement	IL	Bedford	TX	11,809	2,829	11,639	306	—	2,829	11,639	306	14,774	(186)	14,588	1986/2007	2014	3-40 years
The Bentley	IL	Dallas	TX	11,401	2,351	12,271	526	—	2,351	12,271	526	15,148	(429)	14,719	1996/NA	2013	3-40 years
Whiterock Court	IL	Dallas	TX	11,657	2,837	12,205	446	—	2,837	12,205	446	15,488	(416)	15,072	2001/NA	2013	3-40 years
Autumn Leaves	CCRC	Dallas	TX	18,926	3,851	18,729	1,097	—	3,851	18,729	1,097	23,677	(352)	23,325	1971/2012	2014	3-40 years
Monticello West	AL/MC	Dallas	TX	20,617	3,344	21,226	1,225	—	3,344	21,226	1,225	25,795	(391)	25,404	1980/2013	2014	3-40 years
Signature Pointe	CCRC	Dallas	TX	28,982	5,192	29,486	1,579	—	5,192	29,486	1,579	36,257	(535)	35,722	1998/2013	2014	3-40 years
Walnut Place	CCRC	Dallas	TX	19,507	5,241	18,255	907	—	5,241	18,255	907	24,403	(324)	24,079	1980/2012	2014	3-40 years
Dogwood Estates	IL	Denton	TX	15,235	1,002	18,525	714	—	1,002	18,525	714	20,241	(636)	19,605	2005/NA	2013	3-40 years
Pinewood Hills	IL	Flower Mound	TX	15,301	2,073	17,552	704	—	2,073	17,552	704	20,329	(609)	19,720	2007/NA	2013	3-40 years
Ventura Place	IL	Lubbock	TX	15,168	1,018	18,034	946	—	1,018	18,034	946	19,998	(677)	19,321	1997/NA	2013	3-40 years
The El Dorado	IL	Richardson	TX	10,805	1,316	12,220	710	—	1,316	12,220	710	14,246	(470)	13,776	1996/NA	2013	3-40 years
Madison Estates	IL	San Antonio	TX	12,529	1,528	14,850	268	—	1,528	14,850	268	16,646	(437)	16,209	1984/NA	2013	3-40 years
Pioneer Valley Lodge	IL	North Logan	UT	14,949	1,049	17,920	740	—	1,049	17,920	740	19,709	(632)	19,077	2001/NA	2013	3-40 years
Colonial Harbor	IL	Yorktown	VA	17,007	2,211	19,523	689	—	2,211	19,523	689	22,423	(653)	21,770	2005/NA	2013	3-40 years
Oakwood Hills	IL	Eau Claire	WI	15,078	516	18,872	645	—	516	18,872	645	20,033	(631)	19,402	2003/NA	2013	3-40 years
Triple Net Lease Total				823,382	78,228	966,713	36,526	—	78,228	966,713	36,526	1,081,467	(30,721)	1,050,746
Grand Total				1,258,570	138,799	1,428,335	59,509	12,286	138,799	1,434,200	65,930	1,638,929	(56,988)	1,581,941

(A)	AL/MC represents assisted living and memory care; IL represents independent living and CCRC represents continuing care retirement communities.

(B)
For United States federal income tax purposes, the initial aggregate cost basis, including furniture, fixtures, and equipment, for New Senior’s senior housing real estate assets at December 31, 2014 was approximately $1.66 billion.

The following is a rollforward of the gross carrying amount and accumulated depreciation (depreciation is calculated on a straight line basis using the estimated useful lives detailed in Note 2) of senior housing real estate for the years ended December 31, 2014, December 31, 2013 and December 31, 2012:

Gross carrying amount	December 31, 2014	December 31, 2013	December 31, 2012 (A)
Beginning of period	$1,373,428	$164,360	$126,201
Acquisitions	260,543	1,205,607	37,872
Additions	8,538	3,502	297
Disposals and other	(3,580)	(41)	(10)
End of period	$1,638,929	$1,373,428	$164,360

Accumulated depreciation
Beginning of period	$(10,526)	$(1,558)	$—
Depreciation expense	(46,622)	(8,984)	(1,559)
Disposals and other	160	16	1
Balance at end of year	$(56,988)	$(10,526)	$(1,558)

(A) The rollforward of the gross real estate investment for the period ended December 31, 2012 excludes any activity in the predecessor period as such balances are on a different basis of accounting. The balance at the beginning of the period for the period reflects the Company's initial investment in senior housing properties as of July 18, 2012.